Litigation, regulatory and similar matters (Narrative) (Detail) € in Thousands, $ in Thousands, SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
IFRS 3 acquisition-related contingent liabilities					$ 1,479,000	$ 2,031,000	$ 2,122,000
Increase / (decrease) in IFRS 3 acquisition-related contingent liabilities	$ (600,000)
Minimum
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions					0
Maximum
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Estimated losses not covered by existing provisions					$ 1,900,000
Inquiries regarding cross-border wealth management businesses | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision French Court | €			€ 3,700,000
Civil damages award announcement of the French Court | €			800,000
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €			1,100,000
Fine decision French Court of Appeal | €			3,750
Bail ("caution") ordered to be confiscated, verdict of the French Court of Appeal | €			1,000,000
Civil damages award, verdict of the French Court of Appeal | €			800,000
Confiscation overturned French Supreme Court | €			1,000,000
Fine overturned French Supreme Court | €			3,750
Civil damages award overturned French Supreme Court | €			800,000
Civil damages award reimbursed | €			800,000
Inquiries regarding cross-border wealth management businesses | Investigations in the US involving Credit Suisse Services AG | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
US Department of Justice plea agreement and non-prosecution agreement penalties restitution and forfeiture				$ 511,000
Inquiries regarding cross-border wealth management businesses | Investigations in the US involving Credit Suisse Services AG | Credit Suisse | Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Net release of provisions and contingent liabilities				(427,000)
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants | €			2,100,000
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants				2,000,000
Amounts claimed				$ 125,000
Foreign exchange, LIBOR and benchmark rates, and other trading practices | UBS
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €			€ 172,000
Mortgage-related matters | DOJ RMBS settlement | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Increase of customer relief per annum		5.00%	5.00%	5.00%
Mortgage-related matters | Action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				$ 374,000
Mortgage-related matters | Action brought by Home Equity Asset Trust, Series 2006-8 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				436,000
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-1 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				420,000
Damages awarded New York State court				66,000
Mortgage-related matters | Action brought by Home Equity Asset Trust 2007-2 | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				495,000
Rates-related matters | Foreign exchange trading business | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of the European Commission | €			€ 83,300
Reduced fine provided in the judgement issued by the European General Court | €			€ 28,900
Customer account matters | Former relationship manager | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Damage award Geneva criminal court				130,000
Customer account matters | Singapore civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Revised damage award Singapore International Commercial Court				461,000
Customer account matters | Bermuda civil lawsuits | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Civil damage award Supreme Court of Bermuda				$ 607,350
Bermuda statutory rate		3.50%	3.50%	3.50%
Bulgarian former client matter | Credit Suisse
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine decision Swiss Federal Criminal Court | SFr		SFr 2
Client assets seized decision Swiss Federal Criminal Court | SFr		12
Compensatory claim ordered decision Swiss Federal Criminal Court | SFr		SFr 19